Fair Value of Financial Instruments - Reconciliation of Financial Liabilities Measured at Fair Value Using Level 3 Unobservable Inputs (Detail) - Level 3 - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Warrant Liability
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, beginning balance	$ 361
Change in fair value	658
Reclassification to equity	(1,019)
Fair value, ending balance		$ 361
Compound Derivative Liability
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, beginning balance	51
Change in fair value	(8)
Fair value, ending balance	43	51
Predecessor Company | Warrant Liability
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, beginning balance	361
Additions		361
Fair value, ending balance		361
Predecessor Company | Compound Derivative Liability
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, beginning balance	$ 51
Additions		51
Fair value, ending balance		$ 51